Inventories - Summary of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Direct materials	$ 71,620	$ 83,943	$ 119,342
Repair and distribution parts	66,209	54,156	52,125
Work-in-progress	52,770	31,298	25,185
Equipment	3,186	3,290	15,599
Total inventories	193,785	172,687	212,251
Work-in-progress related to finance leases	$ 44,234	$ 36,169	$ 0